Derivative Instruments - Additional Information (Detail) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015 USD ($) $ / shares NOK / Derivative shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) $ / shares NOK / Derivative shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 NOK / shares	Dec. 31, 2014 USD ($)	Jan. 31, 2014 USD ($) shares
Derivative [Line Items]
Derivatives, Description of Objective			The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company's exposure to interest rate variability on its outstanding floating-rate debt.
Fair value of stock purchase warrant	$ 5,526		$ 5,526			$ 4,657
Tanker Investments Ltd [Member]
Derivative [Line Items]
Number of stock purchase warrants | shares	1		1				1
Unrealized gains on the derivative asset	$ 900	$ (1,800)	$ 800	$ 600
Maximum [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant | shares	750,000		750,000
Minimum [Member] | Tranche One [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	77.08		77.08
Minimum [Member] | Tranche Two [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	92.50		92.50
Minimum [Member] | Tranche Three [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	107.91		107.91
Minimum [Member] | Tranche Four [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative	123.33		123.33
Interest Rate Swap [Member]
Derivative [Line Items]
Interest rate swaps realized loss	$ (2,500)	(2,500)	$ (4,900)	(5,000)
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Interest rate swaps unrealized gain	$ 2,100	$ 700	$ 3,000	$ 2,400
Warrant [Member]
Derivative [Line Items]
Fair value of stock purchase warrant							$ 3,420
Warrant [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Fixed price of stock purchase warrants, per share | (per share)	$ 10.00		$ 10.00		NOK 61.67
Fair value of stock purchase warrant	$ 5,526		$ 5,526
Consecutive trading days			10 days